Stock-based Compensation Summary of Stock Option Activity (Details) - Employee Stock Option $ / shares in Units, $ in Millions	12 Months Ended
Sep. 30, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted Average Option Price, Outstanding beginning balance | $ / shares	$ 28.83
Weighted Average Option Price, Granted | $ / shares	50.16
Weighted Average Option Price, Exercised | $ / shares	27.28
Weighted Average Option Price, Forfeited or expired | $ / shares	35.70
Weighted Average Option Price, Outstanding ending balance | $ / shares	31.17
Weighted Average Option Price, Exercisable | $ / shares	$ 29.41
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares Subject to Option, Outstanding beginning balance | shares	22,727,917
Shares Subject to Option, Granted | shares	794,978
Shares Subject to Option, Exercised | shares	(10,154,810)
Shares Subject to Option, Forfeited or expired | shares	(328,845)
Shares Subject to Option, Outstanding ending balance | shares	13,039,240
Shares Subject to Option, Exercisable | shares	10,095,826
Weighted Average Remaining Contractual Life (years), Outstanding	5 years 4 months
Weighted Average Remaining Contractual Life (years), Exercisable	4 years 7 months
Aggregate Intrinsic Value, Outstanding | $	$ 144
Aggregate Intrinsic Value, Exercisable | $	$ 123